PRUDENTIAL PREMIER INVESTMENT VARIABLE ANNUITY (“B SERIES”)
PRUDENTIAL PREMIER INVESTMENT VARIABLE ANNUITY (“C SERIES”)

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated June 5, 2026
to Prospectus dated May 1, 2026

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you have any questions or would like another copy of the current Annuity or Portfolio Prospectuses, please call us at 1-888-PRU-2888.
This Supplement describes the removal of a financial intermediary variation that applied to contracts purchased through OSAIC.

Restriction Removed:
Effective May 14, 2026, the variation for OSAIC described in the table in APPENDIX D – FINANCIAL INTERMEDIARY VARIATIONS no longer applies. The table is restated as follows:

Broker-Dealer	Variation
Truist Investment Services	● Only Non-qualified funds are permitted for new sales.
PNC Wealth Management	● Only Non-qualified funds are permitted for new sales.
Cetera Advisors	● Only B Series products are permitted for new sales. ● The Return of Purchase Payments Death Benefit must be elected for new sales of Qualified contracts.
Citigroup Global Markets
●
Certain fund restrictions may apply.
●
The Maximum Issue Age is 65 for contracts without the Return of Purchase Payments Death Benefit.
●
The Maximum Issue Age is 79 if the Return of Purchase Payments Death Benefit is elected.
●
Qualified funds are only permitted for new sales if the Return of Purchase Payments Death Benefit is elected.
●
Only B Series products are permitted for new sales.

Commonwealth Financial	● The Return of Purchase Payments Death Benefit must be elected for new sales of Qualified contracts.
Key Investment Services	● Only Non-qualified funds are permitted for new sales.
LPL	● Only Non-qualified funds are permitted for new sales. ● The Return of Purchase Payments Death Benefit must be elected for new sales of Qualified contracts.

PPIVA-2026SUP1

Broker-Dealer	Variation
LPL-E	● Only Non-qualified funds are permitted for new sales. ● The Return of Purchase Payments Death Benefit is not permitted.
M Holdings Securities	● Only Non-qualified funds are permitted for new sales.
Morgan Stanley	● Only Non-qualified funds are permitted for new sales. ● The Maximum Issue Age is 70. ● The Return of Purchase Payments Death Benefit is not permitted.
OFG Financial Services	● Only Non-qualified funds are permitted for new sales.
OneAmerica Securities	● Only Non-qualified funds are permitted for new sales.
Santander	● Only B Series products are permitted for new sales.
Transamerica	● Only Non-qualified funds are permitted for new sales.
UBS Financial Services	● The Return of Purchase Payments Death Benefit must be elected for new sales of Qualified contracts.
United Brokerage Services	● Only Non-qualified funds are permitted for new sales.
Voya	● Only Non-qualified funds are permitted for new sales.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PPIVA-2026SUP1